N-2 - USD ($)			3 Months Ended
		Apr. 08, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Cover [Abstract]
Entity Central Index Key		0000033934
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-285143
Investment Company Act File Number		811-02363
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		26
Entity Registrant Name		Cornerstone Total Return Fund, Inc
Entity Address, Address Line One		225 Pictoria Drive
Entity Address, Address Line Two		Suite 450
Entity Address, City or Town		Cincinnati
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		45246
City Area Code		866
Local Phone Number		668-6558
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		false
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		true
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses
Sales load	None
Offering expenses (1)	0.05%
Dividend Reinvestment Plan fees	None
(1)	Assuming the Fund will have 157,902,711 Shares outstanding if fully subscribed and Offering expenses to be paid by the Fund are estimated to be approximately $366,000 or approximately $0.002 per Share. If the Offering is not fully subscribed, the Offering expenses percentage (and per Share amount) may increase.

Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]	0.05%
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to the Shares)
Management fees	1.00%
Other expenses (2)	0.14%
Acquired Fund fees and expenses (3)	0.22%
Total Annual Expenses	1.36%

(2)	“Other Expenses” are based upon gross estimated amounts for the current fiscal year and include, among other expenses, administration and fund accounting fees. The Fund has no current intention to borrow money for investment purposes and has adopted a fundamental policy against selling securities short.

(3)	The Fund invests in other closed-end investment companies and ETFs (collectively, the “Acquired Funds”). The Fund’s stockholders indirectly bear a pro rata portion of the fees and expenses of the Acquired Funds in which the Fund invests. Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.

Management Fees [Percent]		1.00%
Acquired Fund Fees and Expenses [Percent]	[2]	0.22%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3]	0.14%
Total Annual Expenses [Percent]		1.36%
Expense Example [Table Text Block]

Example (4)

The following example illustrates the hypothetical expenses (including estimated expenses with respect to year 1 of this Offering of approximately $366,000) that you would pay on a $1,000 investment in the Shares, assuming (i) annual expenses of 1.36% of net assets attributable to the Shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$14	$43	$74	$164
(4)	The example assumes that the estimated “Other Expenses” set forth in the Annual Expenses table remain the same each year and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. The example further assumes that the Fund uses no leverage, as currently intended and the Fund does not intend to utilize any leverage within one year from the effective date of this Registration Statement. Moreover, the Fund’s actual rate of return will vary and may be greater or less than the hypothetical 5% annual return.

Expense Example, Year 01	[4]	$ 14
Expense Example, Years 1 to 3	[4]	43
Expense Example, Years 1 to 5	[4]	74
Expense Example, Years 1 to 10	[4]	$ 164
Purpose of Fee Table , Note [Text Block]		The following table shows Fund expenses that you as an investor in the Fund’s Shares will bear directly or indirectly.
Other Expenses, Note [Text Block]		“Other Expenses” are based upon gross estimated amounts for the current fiscal year and include, among other expenses, administration and fund accounting fees. The Fund has no current intention to borrow money for investment purposes and has adopted a fundamental policy against selling securities short.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

The Fund’s investment objective is to seek capital appreciation with current income as a secondary objective. The Fund seeks to achieve its objectives by investing primarily in U.S. and non-U.S. companies. The Fund’s objectives are fundamental and may not be changed without stockholder approval.

Investment Strategies

The Fund’s portfolio, under normal market conditions, will consist principally of the equity securities of large, mid and small-capitalization companies. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, warrants and other securities having the characteristics of common stocks, such as ADRs and IDRs. The Fund may, however, invest a portion of its assets in U.S. dollar denominated debt securities when the Investment Adviser believes that it is appropriate to do so in order to achieve the Fund’s secondary investment objective, for example, when interest rates are high in comparison to anticipated returns on equity investments. Debt securities in which the Fund may invest include U.S. dollar denominated bank, corporate or government bonds, notes, and debentures of any maturity determined by the Investment Adviser to be suitable for investment by the Fund. The Fund may invest in the securities of issuers that it determines to be suitable for investment by the Fund regardless of their rating, provided, however, that the Fund may not invest directly in debt securities that are determined by the Investment Adviser to be rated below “BBB” by S&P or Moody’s, commonly referred to as “junk bonds.”

The Investment Adviser utilizes a balanced approach, including “value” and “growth” investing by seeking out companies at reasonable prices, without regard to sector or industry, which demonstrate favorable long-term growth characteristics. Valuation and growth characteristics may be considered for purposes of selecting potential investment securities. In general, valuation analysis is used to determine the inherent value of the company by analyzing financial information such as a company’s price to book, price to sales, return on equity, and return on assets ratios; and growth analysis is used to determine a company’s potential for long-term dividends and earnings growth due to market-oriented factors such as growing market share, the launch of new products or services, the strength of its management and market demand. Fluctuations in these characteristics may trigger trading decisions to be made by the Investment Adviser with respect to the Fund’s portfolio.

The Fund may invest without limitation in other closed-end investment companies and ETFs, provided that the Fund limits its investment in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a stockholder in any investment company, the Fund will bear its ratable share of the investment company’s expenses and would remain subject to payment of the Fund’s advisory and administrative fees with respect to the assets so invested.

To comply with provisions of the 1940 Act, on any matter upon which the Fund is solicited to vote as a shareholder in an investment company in which it invests, the Investment Adviser votes such shares in the same general proportion as shares held by other shareholders of that investment company. The Fund does not and will not invest in any other closed- end funds managed by the Investment Adviser.

The Fund may invest up to 20% of its assets in illiquid U.S. securities. The Fund will invest only in such illiquid securities that, in the opinion of the Investment Adviser, present opportunities for substantial growth over a period of two to five years.

The Fund’s investment policies emphasize long-term investment in securities. Therefore, the Fund’s annual portfolio turnover rate is expected to continue to be relatively low, normally ranging between 10% and 90%. Higher portfolio turnover rates resulting from more actively traded portfolio securities generally result in higher transaction costs, including brokerage commissions and related capital gains or losses.

The Fund’s foregoing investment policies may be changed by the Fund’s Board of Directors without Stockholder vote.

Although the Fund does not anticipate having any securities lending income during the current calendar year, the Fund may lend the securities that it owns to others, which would allow the Fund the opportunity to earn additional income. Although the Fund will require the borrower of the securities to post collateral for the loan in accordance with market practice and the terms of the loan will require that the Fund be able to reacquire the loaned securities if certain events occur, the Fund is still subject to the risk that the borrower of the securities may default, which could result in the Fund losing money, which would result in a decline in the Fund’s net asset value.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During such times, the Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U. S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective.

The Investment Adviser may invest the Fund’s cash balances in any investments it deems appropriate. Such investments may include, without limitation and as permitted under the 1940 Act, money market funds, U.S. Treasury and U.S. agency securities, municipal bonds, repurchase agreements and bank accounts. Many of the considerations entering into the Investment Adviser’s recommendations and the portfolio managers' decisions are subjective.

The Fund has no current intent to use leverage; however, the Fund may borrow money to purchase securities provided that the amount borrowed does not exceed 20% of its total assets (including the amount borrowed) at the time of borrowing and for temporary or emergency purposes in an amount not exceeding 5% of its total assets (including the amount borrowed) at the time of borrowing. The Fund has no current intent to use leverage; however, the Fund reserves the right to utilize limited leverage through issuing preferred shares. The Fund also may borrow money in amounts not exceeding 10% of its total assets (including the amount borrowed) for temporary or emergency purposes, including the payment of dividends and the settlement of securities transactions, which otherwise might require untimely dispositions of Fund securities. In addition, the Fund may incur leverage through the use of investment management techniques (e.g., “uncovered” sales of put and call options, futures contracts and options on futures contracts). In order to hedge against adverse market shifts and for non-hedging, speculative purposes, the Fund may utilize up to 5% of its net assets to purchase put and call options on securities or stock indices.

Portfolio Investments

Common Stocks

The Fund will invest in common stocks. Common stocks represent an ownership interest in an issuer. While offering greater potential for long-term growth, common stocks are more volatile and more risky than some other forms of investment. Common stock prices fluctuate for many reasons, including adverse events, such as an unfavorable earnings report, changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Other Closed-End Investment Companies

The Fund may invest without limitation in other closed-end investment companies, provided that the Fund limits its investment in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. There can be no assurance that the investment objective of any investment company in which the Fund invests will be achieved. Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Exchange Traded Funds

The Fund may invest in ETFs, which are investment companies that aim to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and their shares are traded on a national exchange. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF’s investment objective will be achieved, as ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Foreign Securities

The Fund may invest in foreign securities, including direct investments in securities of foreign issuers that are traded on a U.S. securities exchange or over the counter and investments in depository receipts (such as ADRs), exchange-traded funds (“ETFs”) and other closed-end investment companies that represent indirect interests in securities of foreign issuers. The Fund is not limited in the amount of assets it may invest in such foreign securities. These investments involve risks not associated with investments in the United States, including the risk of fluctuations in foreign currency exchange rates, unreliable and untimely information about the issuers and political and economic instability. These risks could result in the Investment Adviser’s misjudging the value of certain securities or in a significant loss in the value of those securities.

The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. As an alternative to holding foreign traded securities, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts as described below, which evidence ownership in underlying foreign securities), and ETFs as described below.

Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

The Fund may purchase ADRs, IDRs and global depository receipts (“GDRs”) which are certificates evidencing ownership of shares of foreign issuers and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. However, such depository receipts continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks associated with the underlying issuer’s country. ADRs, IDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other stockholder rights, and they may be less liquid. Less information is normally available on unsponsored receipts.

Dividends paid on foreign securities may not qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions attributable to foreign securities will be designated as qualified dividend income. See “Certain Additional Material United States Federal Income Tax Considerations.”

Emerging Market Securities

The Fund may invest up to 5% of its net assets in emerging market securities, although through its investments in ETFs, other investment companies or depository receipts that invest in emerging market securities, up to 20% of the Fund’s assets may be invested indirectly in issuers located in emerging markets. The risks of foreign investments described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of these countries also have been and may continue to be adversely affected by economic conditions in the countries in which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce the Fund’s income from such securities.

In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the Fund’s investments in those countries. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause the Fund to suffer a loss of any or all of its investments.

Preferred Stocks

The Fund may invest in preferred stocks. Preferred stock, like common stock, represents an equity ownership in an issuer. Generally, preferred stock has a priority of claim over common stock in dividend payments and upon liquidation of the issuer. Unlike common stock, preferred stock does not usually have voting rights. Preferred stock in some instances is convertible into common stock. Although they are equity securities, preferred stocks have characteristics of both debt and common stock. Like debt, their promised income is contractually fixed. Like common stock, they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Other equity characteristics are their subordinated position in an issuer’s capital structure and that their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

Distributions on preferred stock must be declared by a board of directors and may be subject to deferral, and thus they may not be automatically payable. Income payments on preferred stocks may be cumulative, causing dividends and distributions to accrue even if not declared by the company’s board or otherwise made payable, or they may be non-cumulative, so that skipped dividends and distributions do not continue to accrue. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. The Fund may invest in non-cumulative preferred stock, although the Investment Adviser would consider, among other factors, their non-cumulative nature in making any decision to purchase or sell such securities.

Shares of preferred stock have a liquidation value that generally equals the original purchase price at the date of issuance. The market values of preferred stock may be affected by favorable and unfavorable changes impacting the issuers’ industries or sectors, including companies in the utilities and financial services sectors, which are prominent issuers of preferred stock. They may also be affected by actual and anticipated changes or ambiguities in the tax status of the security and by actual and anticipated changes or ambiguities in tax laws, such as changes in corporate and individual income tax rates, and in the dividends received deduction for corporate taxpayers or the lower rates applicable to certain dividends.

Because the claim on an issuer’s earnings represented by preferred stock may become onerous when interest rates fall below the rate payable on the stock or for other reasons, the issuer may redeem preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher dividend-paying preferred stocks may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds.

Other Securities

Although it has no current intention do so to any material extent, the Investment Adviser may determine to invest the Fund’s assets in some or all of the following securities from time to time.

Corporate Bonds, Government Debt Securities and Other Debt Securities

The Fund may invest in corporate bonds, debentures and other debt securities, and in investment companies holding such instruments. Debt securities in which the Fund may invest may pay fixed or variable rates of interest. Bonds and other debt securities generally are issued by corporations and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain debt securities are “perpetual” in that they have no maturity date.

The Fund may invest in government debt securities, including those of emerging market issuers or of other non-U.S. issuers. These securities may be U.S. dollar- denominated or non-U.S. dollar-denominated and include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities; and (b) debt obligations of supranational entities. Government debt securities include: debt securities issued or guaranteed by governments, government agencies or instrumentalities and political subdivisions; debt securities issued by government owned, controlled or sponsored entities; interests in entities organized and operated for the purpose of restructuring the investment characteristics issued by the above noted issuers; or debt securities issued by supranational entities such as the World Bank or the European Union. The Fund may also invest in securities denominated in currencies of emerging market countries. Emerging market debt securities generally are rated in the lower rating categories of recognized credit rating agencies or are unrated and considered to be of comparable quality to lower rated debt securities. A non-U.S. issuer of debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited resources in the event of a default. Some of these risks do not apply to issuers in large, more developed countries. These risks are more pronounced in investments in issuers in emerging markets or if the Fund invests significantly in one country.

The Fund will not invest directly in debt securities rated below investment grade (i.e., securities rated lower than “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or lower than “BBB” by Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“S&P”), or their equivalent as determined by the Investment Adviser. These securities are commonly referred to as “junk bonds.” The foregoing credit quality policy applies only at the time a security is purchased, and the Fund is not required to dispose of securities already owned by the Fund in the event of a change in assessment of credit quality or the removal of a rating.

Convertible Securities

The Fund may invest in convertible securities and in investment companies holding such instruments. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Investment Adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the Investment Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Investment Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.

Illiquid Securities

Illiquid securities are securities that are not readily marketable. Illiquid securities include securities that have legal or contractual restrictions on resale, and repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired or at prices approximating the value at which the Fund is carrying the securities. Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. The Fund may invest up to 20% of the value of its net assets in illiquid securities. Restricted securities for which no market exists and other illiquid investments are valued at fair value as determined in accordance with procedures approved and periodically reviewed by the Board of Directors.

Rule 144A Securities

The Fund may invest in restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “1933 Act”). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities that are not publicly traded. The Investment Adviser determines the liquidity of the Rule 144A securities according to guidelines adopted by the Board of Directors. The Board of Directors monitors the application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 20% limit on investments in illiquid securities.

Warrants

The Fund may invest in equity and index warrants of domestic and international issuers. Equity warrants are securities that give the holder the right, but not the obligation, to subscribe for equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. The sale of a warrant results in a long or short-term capital gain or loss depending on the period for which the warrant is held.

Repurchase Agreements

The Fund has agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreements”). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which the Investment Adviser considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Investment Adviser monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s Shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. You should consider carefully the following principal risks before investing in the Fund. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors, before deciding whether to invest in the Fund. This section describes the principal risk factors associated with investment in the Fund specifically, as well as those factors generally associated with investment in an investment company with investment objectives, investment policies, capital structure or trading markets similar to the Fund’s. Each risk summarized below is a risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors. The Fund bears these risks directly and indirectly through its investments in other investment companies.

Risks Related to the Offering

Decline in Trading Price. If the Fund’s trading price declines below the Subscription Price, you will suffer an immediate unrealized loss.

Value versus Subscription Price. The Subscription Price was not determined based on established criteria for valuation, such as expected future performance, cash flows or financial condition. You should not rely on the Subscription Price to bear a relationship to those criteria or to be a guarantee of the value of the Fund.

Termination of Offering. The Fund’s Board of Directors may terminate the offering at any time. If the decision is made to terminate the offering, the Fund has no obligation to you except to return, without interest, your subscription payments.

Rejection of Exercise of Subscription Rights. Rights holders who desire to purchase shares in the offering must act promptly to ensure that all required forms and payments are actually received by the Subscription Agent before the Expiration Date of the offering, unless extended. If you are a beneficial owner of shares of common stock, you must act promptly to ensure that your broker, custodian bank or other nominee acts for you and that all required forms and payments are actually received by the Subscription Agent before the Expiration Date. The Fund will not be responsible if your broker, custodian or nominee fails to ensure that all required forms and payments are actually received by the Subscription Agent before the Expiration Date. If you fail to complete and sign the required subscription forms, send an incorrect payment amount or otherwise fail to follow the subscription procedures that apply to your exercise in the offering, the Subscription Agent may, depending on the circumstances, reject your subscription or accept it only to the extent of the payment received. Neither the Fund nor the Subscription Agent undertakes to contact you concerning an incomplete or incorrect subscription form or payment, nor is the Fund under any obligation to correct such forms or payments. The Fund has the sole discretion to determine whether a subscription exercise properly follows the subscription procedures.

Dilution of Ownership and Voting Interest. As a result of the terms of this offer, Stockholders who do not fully exercise their Rights will, upon completion of this offer, (i) own a smaller proportional interest in the Fund than they owned prior to the offer and (ii) have a smaller proportional voting interest in the Fund than they had prior to the offer.

Principal Risks

Stock Market Volatility. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, changing economic, political or market conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the equities or other securities markets, adverse investor sentiment or political events. The Fund is subject to the general risk that the value of its investments may decline if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Governments may respond aggressively to such events, including by closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, which could have negative impacts, and in many cases severe negative impacts, on markets worldwide. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID-19 outbreak in 2020, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund investments.

The COVID-19 outbreak in 2020 resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund and a stockholder’s investment in the Fund.

Issuer Specific Changes. Changes in the financial condition of an issuer, changes in the specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer’s securities. Lower-quality debt securities tend to be more sensitive to these changes than higher-quality debt securities.

Closed-End Fund Risk. Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Common Stock Risk. The Fund will invest a significant portion of its net assets in common stocks. Common stocks represent an ownership interest in a company. The Fund may also invest in securities that can be exercised for or converted into common stocks (such as convertible preferred stock). Common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market or when political or economic events affecting the issuers occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise for issuers. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The common stocks in which the Fund will invest are structurally subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers.

Defensive Positions. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its net assets in cash or cash equivalents. The Fund would not be pursuing its investment objective in these circumstances and could miss favorable market developments.

Foreign Securities Risk. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including the following: less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices; the impact of political, social or diplomatic events, including war; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls; and changes in foreign currency exchange rates. These risks are more pronounced to the extent that the Fund invests a significant amount of its investments in companies located in one region. These risks may be greater in emerging markets and in less developed countries. For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation in other emerging countries. With respect to risks associated with changes in foreign currency exchange rates, the Fund does not expect to engage in foreign currency hedging transactions. See “Foreign Currency Risk.”

Global Market Risk. An investment in Fund shares is subject to investment risk, including the possible loss of the entire principal amount invested. The Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

Managed Distribution Policy Risk. Under the Fund’s Distribution Policy, the Fund makes monthly distributions to Stockholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return-of-capital. For any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio, including securities purchased with the proceeds of the Offering, at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective. The Fund adopted the Distribution Policy in 2002, and during recent years the Fund’s distributions have exceeded its Net Earnings. The Fund may use the proceeds of the Offering to maintain the Distribution Policy by providing funding for future distributions, which may constitute a return of capital to Stockholders and lower the tax basis in their Shares which, for the taxable Stockholders, will defer any potential gains until the Shares are sold. For the taxable Stockholders, the portion of distribution that constitutes ordinary income and/or capital gains is taxable to such Stockholders in the year the distribution is declared. A return of capital is non-taxable to the extent of the Stockholder’s basis in the shares. The Stockholders would reduce their basis (but not below zero) in the Shares by the amount of the distribution and therefore may result in an increase in the amount of any taxable gain on a subsequent disposition of such Shares, even if such Shares are sold at a loss to the Stockholder’s original investment amount. Any return of capital will be separately identified when Stockholders receive their tax statements. Any return of capital that exceeds cost basis may be treated as capital gain. Stockholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund. The Fund may need to raise additional capital in order to maintain the Distribution Policy.

The following table is provided to demonstrate the historical components of the Distribution Policy. The average annual returns indicated below include the return of Stockholders’ capital invested in the Fund. A return of capital distribution does not reflect positive investment performance. Stockholders should not draw any conclusions about the Fund’s investment performance from the amount of its managed distributions or from the terms of the Distribution Policy. The Fund’s managed distribution rates do not correlate to the Fund’s total return based on NAV because the Fund’s Distribution Policy maintains a stable, high rate of distribution to its Stockholders, and such distributions are not tied to the Fund’s investment income or capital gains and do not represent yield or investment return on the Fund’s portfolio.

Cornerstone Total Return Fund, Inc.

Managed Distributions Paid and NAV Returns from 2020 through 2024

Years	NAV Per Share	Average Annual Return*	Average Annual Return**	Managed Distribution Per Share	Return-of-Capital Distribution	Capital Gains Distribution	Net Investment Income Distribution	Gross Expense Ratios
2020	$9.56	15.16	12.00%	$2.16	$1.54	$0.58	$0.04	1.19%
2021	9.88	24.67	22.64	1.84	0.71	1.12	0.01	1.15
2022	6.24	(16.96)	(15.78)	2.08	1.83	0.22	0.03	1.15
2023	6.49	29.31	26.56	1.42	0.88	0.51	0.03	1.15
2024	6.69	23.86	22.26	1.25	0.71	0.51	0.03	1.14

*	Includes the reinvestments of distributions in accordance with the operations of Fund’s dividend reinvestment plan.

**	Includes distributions received but not reinvested.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s successful pursuit of its investment objective depends upon the Investment Adviser’s ability to find and exploit market inefficiencies with respect to undervalued securities. Such situations occur infrequently and sporadically and may be difficult to predict and may not result in a favorable pricing opportunity that allows the Investment Adviser to fulfill the Fund’s investment objective. The Investment Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Investment Adviser, the Investment Adviser may not be able to hire qualified replacements or may require an extended time to do so. This could prevent the Fund from achieving its investment objective. The Investment Adviser may also benefit from the Offering because its fee is based on the assets of the Fund, which could be perceived as a conflict of interest.

Other Investment Company Securities Risk. The Fund may invest in the securities of other closed-end investment companies and in ETFs. Investing in other investment companies and ETFs involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. To the extent the Fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities, and a Stockholder in the Fund will bear not only his proportionate share of the expenses of the Fund, but also, indirectly the expenses of the purchased investment company. There can be no assurance that the investment objective of any investment company or ETF in which the Fund invests will be achieved.

Although the Fund currently does not intend to use financial leverage, the securities of other investment companies in which the Fund invests may be leveraged, which will subject the Fund to the risks associated with the use of leverage. Such risks include, among other things, the likelihood of greater volatility of the net asset value and market price of such shares; the risk that fluctuations in interest rates on the borrowings of such investment companies, or in the dividend rates on preferred shares that they must pay, will cause the yield on the shares of such companies to fluctuate more than the yield generated by unleveraged shares; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of such shares than if such companies did not use leverage, which may result in a greater decline in the market price of such shares.

Non-Principal Risks

In addition to the principal risks set forth above, the following additional risks may apply to an investment in the Fund.

Anti-Takeover Provisions. The Fund’s Charter and Bylaws include provisions that could limit the ability of other persons or entities to acquire control of the Fund or to cause it to engage in certain transactions or to modify its structure.

Convertible Securities Risk. The value of a convertible security, including, for example, a warrant, is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.

Credit Risk. Fixed income securities rated B or below by S&Ps or Moody’s may be purchased by the Fund. These securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Debt Security Risk. In addition to interest rate risk, call risk and extension risk, debt securities are also subject to the risk that they may also lose value if the issuer fails to make principal or interest payments when due, or the credit quality of the issuer falls.

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by that Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Foreign Currency Risk. Although the Fund will report its net asset value and pay expenses and distributions in U.S. dollars, the Fund may invest in foreign securities denominated or quoted in currencies other than the U.S. dollar. Therefore, changes in foreign currency exchange rates will affect the U.S. dollar value of the Fund’s investment securities and net asset value. For example, even if the securities prices are unchanged on their primary foreign stock exchange, the Fund’s net asset value may change because of a change in the rate of exchange between the U.S. dollar and the trading currency of that primary foreign stock exchange. Certain currencies are more volatile than those of other countries and Fund investments related to those countries may be more affected. Generally, if a foreign currency depreciates against the dollar (i.e., if the dollar strengthens), the value of the existing investment in the securities denominated in that currency will decline. When a given currency appreciates against the dollar (i.e., if the dollar weakens), the value of the existing investment in the securities denominated in that currency will rise. Certain foreign countries may impose restrictions on the ability of foreign securities issuers to make payments of principal and interest to investors located outside of the country, due to a blockage of foreign currency exchanges or otherwise.

Illiquid Securities. The Fund may invest up to 20% of its respective net assets in illiquid securities. Illiquid securities may offer a higher yield than securities which are more readily marketable, but they may not always be marketable on advantageous terms. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A security traded in the U.S. that is not registered under the Securities Act will not be considered illiquid if Fund management determines that an adequate investment trading market exists for that security. However, there can be no assurance that a liquid market will exist for any security at a particular time.

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Investment in Small and Mid-Sized Capitalization Companies. The Fund may invest in companies with small or mid-sized capital structures (generally a market capitalization of $5 billion or less). Accordingly, the Fund may be subject to the additional risks associated with investment in these companies. The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. If the Fund is heavily invested in these securities and the value of these securities suddenly declines, that Fund will be susceptible to significant losses.

Leverage Risk. Utilization of leverage is a speculative investment technique and involves certain risks to the holders of common stock. These include the possibility of higher volatility of the net asset value of the common stock and potentially more volatility in the market value of the common stock. So long as the Fund is able to realize a higher net return on its investment portfolio than the then current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of common stock to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, to the extent that the then current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of common stock will be reduced, and if the then current cost of any leverage were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to Stockholders than if the Fund were not so leveraged. There can be no assurance that the Fund’s leverage strategy will be successful.

Market Discount from Net Asset Value. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund’s net asset value could decrease as a result of its investment activities and may be greater for investors expecting to sell their Shares in a relatively short period following completion of the Offering. The net asset value of the Shares will be reduced immediately following the Offering as a result of the payment of certain costs of the Offering. Whether investors will realize gains or losses upon the sale of the Shares will depend not upon the Fund’s net asset value but entirely upon whether the market price of the Shares at the time of sale is above or below the investor’s purchase price for the Shares. Because the market price of the Shares will be determined by factors such as relative supply of and demand for the Shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the Shares will trade at, below or above net asset value.

Portfolio Turnover Risk. The Investment Adviser cannot predict the Fund’s securities portfolio turnover rate with certain accuracy, but anticipates that its annual portfolio turnover rate will normally range between 10% and 90% under normal market conditions. However, it could be materially higher under certain conditions. Higher portfolio turnover rates could result in corresponding increases in brokerage commissions and may generate short-term capital gains taxable as ordinary income.

Preferred Securities Risk. Investment in preferred securities carries risks including credit risk, deferral risk, redemption risk, limited voting rights, risk of subordination and lack of liquidity. Fully taxable or hybrid preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. Traditional preferreds also contain provisions that allow an issuer, under certain conditions to skip (in the case of “noncumulative preferreds”) or defer (in the case of “cumulative preferreds”), dividend payments. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving any distributions. Preferred securities typically contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities may be substantially less liquid than many other securities, such as U.S. government securities, corporate debt or common stocks. Dividends paid on preferred securities will generally not qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. See “Certain Additional Material United States Federal Income Tax Considerations.”

Real Estate Investment Trust (“REIT”) Risk. Investments in REITs will subject the Fund to various risks. The first, real estate industry risk, is the risk that REIT share prices will decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. The second risk is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market. The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its stockholders and would not pass through to its stockholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Fund’s yield on that investment.

REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code, provided, however, the Fund may designate certain dividends from a REIT as “Section 199A dividends,” which may be taxed to individual Stockholders and other non-corporate Stockholders at a reduced effective U.S. federal income tax rate depending on whether certain requirements are satisfied. Investors should see the discussion under the heading “Certain Additional Material United States Federal Income Tax Consequences” for more information relating to Section 199A dividends.

The Fund’s investment in REITs may include an additional risk to Stockholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to Stockholders may also include a nontaxable return of capital. Stockholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a Stockholder’s basis in the Fund shares, such Stockholder will generally recognize capital gain.

Repurchase Agreement Risk. The Fund does not enter into nor does it currently intend to enter into repurchase agreements, however, if the Fund were to enter into repurchase agreements, the Fund could suffer a loss if the proceeds from a sale of the securities underlying a repurchase agreement to which it is a party turns out to be less than the repurchase price stated in the agreement. In addition, repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

Securities Lending Risk. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. The Fund retains the right to recall securities that it lends to enable it to vote such securities if it determines such vote to be material. Despite its right to recall securities lent, there can be no guarantee that recalled securities will be received timely to enable the Fund to vote those securities. The Fund does not anticipate having any securities lending income during the current calendar year.

Share Price [Table Text Block]

Trading and Net Asset Value Information

In the past, the Shares have traded at both a premium and at a discount in relation to NAV. Although the Shares recently have been trading at a premium above NAV, there can be no assurance that this premium will continue after the Offering or that the Shares will not again trade at a discount. Shares of closed-end investment companies such as the Fund frequently trade at a discount from NAV. See “Risk Factors.” The Shares are listed and traded on the NYSE American. The average weekly trading volume of the Shares on the NYSE American during the calendar year ended December 31, 2024 was 3,657,789 Shares.

The following table shows for the quarters indicated: (i) the high and low sale price of the Shares on the NYSE American; (ii) the high and low NAV per Share; and (iii) the high and low premium or discount to NAV at which the Shares were trading (as a percentage of NAV):

Fiscal Quarter Ended	High Close	Low Close	High NAV	Low NAV	Premium/ (Discount) to High NAV	Premium/ (Discount) to Low NAV
3/31/2023	$8.13	$6.91	$6.71	$6.18	20.57%	19.74%
6/30/2023	8.00	7.21	6.77	6.32	18.17	17.88
9/30/2023	8.50	7.70	6.86	6.19	23.91	29.08
12/31/2023	7.93	6.09	6.49	5.81	8.78	8.26
3/31/2024	7.51	6.96	6.79	6.40	10.60	11.88
6/30/2024	7.85	7.12	6.79	6.35	15.61	16.69
9/30/2024	8.09	7.11	6.97	6.55	12.20	21.68
12/31/2024	9.66	8.02	7.01	6.68	37.66	26.05
3/31/2025	9.10	7.17	6.82	6.04	29.47	18.71

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The Fund is a corporation established under the laws of the State of New York upon the filing of its Certificate of Incorporation on March 16, 1973 (as subsequently amended, the “Charter”). The Fund commenced investment operations on May 15, 1973. The Fund intends to hold annual meetings of its Stockholders in compliance with the requirements of the NYSE American. As of March 31, 2025, the Fund had 118,427,033 Shares issued and outstanding.

Common Stock

The Charter, which has been filed with the SEC, permits the Fund to issue 1,000,000,000 shares of stock, with a par value of $0.01. Fractional shares are permitted. Each Share represents an equal proportionate interest in the net assets of the Fund with each other Share. Holders of Shares will be entitled to the payment of dividends when declared by the Board of Directors. See “Distribution Policy.” Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Charter on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for the protection of the Directors, the Board may distribute the remaining net assets of the Fund among its Stockholders. Shares are not liable to further calls or to assessment by the Fund. No holder of capital stock of the Fund has any pre-emptive or preferential or other right of subscription to any shares of any class of stock of the Fund.

The Fund has no present intention of offering additional Shares, except as described herein in connection with the exercise of the Rights. Other offerings of its Shares, if made, will require approval of the Board of Directors. Any additional offering will not be sold at a price per share below the then current net asset value (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Stockholders or with the consent of a majority of the Fund’s outstanding Shares.

The Fund will not issue share certificates. The Fund’s Transfer Agent will maintain an account for each Stockholder upon which the registration and transfer of Shares are recorded, and transfers will be reflected by bookkeeping entry, without physical delivery. The Transfer Agent will require that a Stockholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Outstanding Securities [Table Text Block]

Outstanding Securities

The following table sets forth certain information regarding our authorized shares and shares outstanding as of March 31, 2025.

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held By Registrant or for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Common Stock, par value $0.01 per share	1,000,000,000	0	118,427,033

Decline in Trading Price [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Decline in Trading Price. If the Fund’s trading price declines below the Subscription Price, you will suffer an immediate unrealized loss.
Value versus Subscription Price [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Value versus Subscription Price. The Subscription Price was not determined based on established criteria for valuation, such as expected future performance, cash flows or financial condition. You should not rely on the Subscription Price to bear a relationship to those criteria or to be a guarantee of the value of the Fund.

Termination of Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of Offering. The Fund’s Board of Directors may terminate the offering at any time. If the decision is made to terminate the offering, the Fund has no obligation to you except to return, without interest, your subscription payments.

Rejection of Exercise of Subscription Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Rejection of Exercise of Subscription Rights. Rights holders who desire to purchase shares in the offering must act promptly to ensure that all required forms and payments are actually received by the Subscription Agent before the Expiration Date of the offering, unless extended. If you are a beneficial owner of shares of common stock, you must act promptly to ensure that your broker, custodian bank or other nominee acts for you and that all required forms and payments are actually received by the Subscription Agent before the Expiration Date. The Fund will not be responsible if your broker, custodian or nominee fails to ensure that all required forms and payments are actually received by the Subscription Agent before the Expiration Date. If you fail to complete and sign the required subscription forms, send an incorrect payment amount or otherwise fail to follow the subscription procedures that apply to your exercise in the offering, the Subscription Agent may, depending on the circumstances, reject your subscription or accept it only to the extent of the payment received. Neither the Fund nor the Subscription Agent undertakes to contact you concerning an incomplete or incorrect subscription form or payment, nor is the Fund under any obligation to correct such forms or payments. The Fund has the sole discretion to determine whether a subscription exercise properly follows the subscription procedures.

Dilution of Ownership and Voting Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dilution of Ownership and Voting Interest. As a result of the terms of this offer, Stockholders who do not fully exercise their Rights will, upon completion of this offer, (i) own a smaller proportional interest in the Fund than they owned prior to the offer and (ii) have a smaller proportional voting interest in the Fund than they had prior to the offer.

Stock Market Volatility [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Stock Market Volatility. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, changing economic, political or market conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the equities or other securities markets, adverse investor sentiment or political events. The Fund is subject to the general risk that the value of its investments may decline if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Governments may respond aggressively to such events, including by closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, which could have negative impacts, and in many cases severe negative impacts, on markets worldwide. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID-19 outbreak in 2020, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund investments.

The COVID-19 outbreak in 2020 resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund and a stockholder’s investment in the Fund.

Issuer Specific Changes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Specific Changes. Changes in the financial condition of an issuer, changes in the specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer’s securities. Lower-quality debt securities tend to be more sensitive to these changes than higher-quality debt securities.

Closed-End Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund Risk. Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Common Stock Risk. The Fund will invest a significant portion of its net assets in common stocks. Common stocks represent an ownership interest in a company. The Fund may also invest in securities that can be exercised for or converted into common stocks (such as convertible preferred stock). Common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market or when political or economic events affecting the issuers occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise for issuers. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The common stocks in which the Fund will invest are structurally subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers.

Defensive Positions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Defensive Positions. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its net assets in cash or cash equivalents. The Fund would not be pursuing its investment objective in these circumstances and could miss favorable market developments.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities Risk. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including the following: less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices; the impact of political, social or diplomatic events, including war; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls; and changes in foreign currency exchange rates. These risks are more pronounced to the extent that the Fund invests a significant amount of its investments in companies located in one region. These risks may be greater in emerging markets and in less developed countries. For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation in other emerging countries. With respect to risks associated with changes in foreign currency exchange rates, the Fund does not expect to engage in foreign currency hedging transactions. See “Foreign Currency Risk.”

Global Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Global Market Risk. An investment in Fund shares is subject to investment risk, including the possible loss of the entire principal amount invested. The Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

Managed Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Managed Distribution Policy Risk. Under the Fund’s Distribution Policy, the Fund makes monthly distributions to Stockholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return-of-capital. For any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio, including securities purchased with the proceeds of the Offering, at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective. The Fund adopted the Distribution Policy in 2002, and during recent years the Fund’s distributions have exceeded its Net Earnings. The Fund may use the proceeds of the Offering to maintain the Distribution Policy by providing funding for future distributions, which may constitute a return of capital to Stockholders and lower the tax basis in their Shares which, for the taxable Stockholders, will defer any potential gains until the Shares are sold. For the taxable Stockholders, the portion of distribution that constitutes ordinary income and/or capital gains is taxable to such Stockholders in the year the distribution is declared. A return of capital is non-taxable to the extent of the Stockholder’s basis in the shares. The Stockholders would reduce their basis (but not below zero) in the Shares by the amount of the distribution and therefore may result in an increase in the amount of any taxable gain on a subsequent disposition of such Shares, even if such Shares are sold at a loss to the Stockholder’s original investment amount. Any return of capital will be separately identified when Stockholders receive their tax statements. Any return of capital that exceeds cost basis may be treated as capital gain. Stockholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund. The Fund may need to raise additional capital in order to maintain the Distribution Policy.

The following table is provided to demonstrate the historical components of the Distribution Policy. The average annual returns indicated below include the return of Stockholders’ capital invested in the Fund. A return of capital distribution does not reflect positive investment performance. Stockholders should not draw any conclusions about the Fund’s investment performance from the amount of its managed distributions or from the terms of the Distribution Policy. The Fund’s managed distribution rates do not correlate to the Fund’s total return based on NAV because the Fund’s Distribution Policy maintains a stable, high rate of distribution to its Stockholders, and such distributions are not tied to the Fund’s investment income or capital gains and do not represent yield or investment return on the Fund’s portfolio.

Cornerstone Total Return Fund, Inc.

Managed Distributions Paid and NAV Returns from 2020 through 2024

Years	NAV Per Share	Average Annual Return*	Average Annual Return**	Managed Distribution Per Share	Return-of-Capital Distribution	Capital Gains Distribution	Net Investment Income Distribution	Gross Expense Ratios
2020	$9.56	15.16	12.00%	$2.16	$1.54	$0.58	$0.04	1.19%
2021	9.88	24.67	22.64	1.84	0.71	1.12	0.01	1.15
2022	6.24	(16.96)	(15.78)	2.08	1.83	0.22	0.03	1.15
2023	6.49	29.31	26.56	1.42	0.88	0.51	0.03	1.15
2024	6.69	23.86	22.26	1.25	0.71	0.51	0.03	1.14

*	Includes the reinvestments of distributions in accordance with the operations of Fund’s dividend reinvestment plan.

**	Includes distributions received but not reinvested.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s successful pursuit of its investment objective depends upon the Investment Adviser’s ability to find and exploit market inefficiencies with respect to undervalued securities. Such situations occur infrequently and sporadically and may be difficult to predict and may not result in a favorable pricing opportunity that allows the Investment Adviser to fulfill the Fund’s investment objective. The Investment Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Investment Adviser, the Investment Adviser may not be able to hire qualified replacements or may require an extended time to do so. This could prevent the Fund from achieving its investment objective. The Investment Adviser may also benefit from the Offering because its fee is based on the assets of the Fund, which could be perceived as a conflict of interest.

Other Investment Company Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Company Securities Risk. The Fund may invest in the securities of other closed-end investment companies and in ETFs. Investing in other investment companies and ETFs involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. To the extent the Fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities, and a Stockholder in the Fund will bear not only his proportionate share of the expenses of the Fund, but also, indirectly the expenses of the purchased investment company. There can be no assurance that the investment objective of any investment company or ETF in which the Fund invests will be achieved.

Although the Fund currently does not intend to use financial leverage, the securities of other investment companies in which the Fund invests may be leveraged, which will subject the Fund to the risks associated with the use of leverage. Such risks include, among other things, the likelihood of greater volatility of the net asset value and market price of such shares; the risk that fluctuations in interest rates on the borrowings of such investment companies, or in the dividend rates on preferred shares that they must pay, will cause the yield on the shares of such companies to fluctuate more than the yield generated by unleveraged shares; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of such shares than if such companies did not use leverage, which may result in a greater decline in the market price of such shares.

Anti-Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions. The Fund’s Charter and Bylaws include provisions that could limit the ability of other persons or entities to acquire control of the Fund or to cause it to engage in certain transactions or to modify its structure.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk. The value of a convertible security, including, for example, a warrant, is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. Fixed income securities rated B or below by S&Ps or Moody’s may be purchased by the Fund. These securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Debt Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Security Risk. In addition to interest rate risk, call risk and extension risk, debt securities are also subject to the risk that they may also lose value if the issuer fails to make principal or interest payments when due, or the credit quality of the issuer falls.

Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by that Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk. Although the Fund will report its net asset value and pay expenses and distributions in U.S. dollars, the Fund may invest in foreign securities denominated or quoted in currencies other than the U.S. dollar. Therefore, changes in foreign currency exchange rates will affect the U.S. dollar value of the Fund’s investment securities and net asset value. For example, even if the securities prices are unchanged on their primary foreign stock exchange, the Fund’s net asset value may change because of a change in the rate of exchange between the U.S. dollar and the trading currency of that primary foreign stock exchange. Certain currencies are more volatile than those of other countries and Fund investments related to those countries may be more affected. Generally, if a foreign currency depreciates against the dollar (i.e., if the dollar strengthens), the value of the existing investment in the securities denominated in that currency will decline. When a given currency appreciates against the dollar (i.e., if the dollar weakens), the value of the existing investment in the securities denominated in that currency will rise. Certain foreign countries may impose restrictions on the ability of foreign securities issuers to make payments of principal and interest to investors located outside of the country, due to a blockage of foreign currency exchanges or otherwise.

Illiquid Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Securities. The Fund may invest up to 20% of its respective net assets in illiquid securities. Illiquid securities may offer a higher yield than securities which are more readily marketable, but they may not always be marketable on advantageous terms. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A security traded in the U.S. that is not registered under the Securities Act will not be considered illiquid if Fund management determines that an adequate investment trading market exists for that security. However, there can be no assurance that a liquid market will exist for any security at a particular time.

Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Investment in Small and Mid-Sized Capitalization Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment in Small and Mid-Sized Capitalization Companies. The Fund may invest in companies with small or mid-sized capital structures (generally a market capitalization of $5 billion or less). Accordingly, the Fund may be subject to the additional risks associated with investment in these companies. The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. If the Fund is heavily invested in these securities and the value of these securities suddenly declines, that Fund will be susceptible to significant losses.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk. Utilization of leverage is a speculative investment technique and involves certain risks to the holders of common stock. These include the possibility of higher volatility of the net asset value of the common stock and potentially more volatility in the market value of the common stock. So long as the Fund is able to realize a higher net return on its investment portfolio than the then current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of common stock to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, to the extent that the then current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of common stock will be reduced, and if the then current cost of any leverage were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to Stockholders than if the Fund were not so leveraged. There can be no assurance that the Fund’s leverage strategy will be successful.

Market Discount from Net Asset Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Discount from Net Asset Value. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund’s net asset value could decrease as a result of its investment activities and may be greater for investors expecting to sell their Shares in a relatively short period following completion of the Offering. The net asset value of the Shares will be reduced immediately following the Offering as a result of the payment of certain costs of the Offering. Whether investors will realize gains or losses upon the sale of the Shares will depend not upon the Fund’s net asset value but entirely upon whether the market price of the Shares at the time of sale is above or below the investor’s purchase price for the Shares. Because the market price of the Shares will be determined by factors such as relative supply of and demand for the Shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the Shares will trade at, below or above net asset value.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover Risk. The Investment Adviser cannot predict the Fund’s securities portfolio turnover rate with certain accuracy, but anticipates that its annual portfolio turnover rate will normally range between 10% and 90% under normal market conditions. However, it could be materially higher under certain conditions. Higher portfolio turnover rates could result in corresponding increases in brokerage commissions and may generate short-term capital gains taxable as ordinary income.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Securities Risk. Investment in preferred securities carries risks including credit risk, deferral risk, redemption risk, limited voting rights, risk of subordination and lack of liquidity. Fully taxable or hybrid preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. Traditional preferreds also contain provisions that allow an issuer, under certain conditions to skip (in the case of “noncumulative preferreds”) or defer (in the case of “cumulative preferreds”), dividend payments. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving any distributions. Preferred securities typically contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities may be substantially less liquid than many other securities, such as U.S. government securities, corporate debt or common stocks. Dividends paid on preferred securities will generally not qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. See “Certain Additional Material United States Federal Income Tax Considerations.”

Real Estate Investment Trust (“REIT”) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Investment Trust (“REIT”) Risk. Investments in REITs will subject the Fund to various risks. The first, real estate industry risk, is the risk that REIT share prices will decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. The second risk is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market. The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its stockholders and would not pass through to its stockholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Fund’s yield on that investment.

REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code, provided, however, the Fund may designate certain dividends from a REIT as “Section 199A dividends,” which may be taxed to individual Stockholders and other non-corporate Stockholders at a reduced effective U.S. federal income tax rate depending on whether certain requirements are satisfied. Investors should see the discussion under the heading “Certain Additional Material United States Federal Income Tax Consequences” for more information relating to Section 199A dividends.

The Fund’s investment in REITs may include an additional risk to Stockholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to Stockholders may also include a nontaxable return of capital. Stockholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a Stockholder’s basis in the Fund shares, such Stockholder will generally recognize capital gain.

Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Agreement Risk. The Fund does not enter into nor does it currently intend to enter into repurchase agreements, however, if the Fund were to enter into repurchase agreements, the Fund could suffer a loss if the proceeds from a sale of the securities underlying a repurchase agreement to which it is a party turns out to be less than the repurchase price stated in the agreement. In addition, repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Securities Lending Risk. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. The Fund retains the right to recall securities that it lends to enable it to vote such securities if it determines such vote to be material. Despite its right to recall securities lent, there can be no guarantee that recalled securities will be received timely to enable the Fund to vote those securities. The Fund does not anticipate having any securities lending income during the current calendar year.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		225 Pictoria Drive
Entity Address, Address Line Two		Suite 450
Entity Address, City or Town		Cincinnati
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		45246
Contact Personnel Name		Jesse Hallee
Common Stock [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid			$ 7.17	$ 8.02	$ 7.11	$ 7.12	$ 6.96	$ 6.09	$ 7.70	$ 7.21	$ 6.91
Highest Price or Bid			9.10	9.66	8.09	7.85	7.51	7.93	8.50	8.00	8.13
Lowest Price or Bid, NAV			6.04	6.68	6.55	6.35	6.40	5.81	6.19	6.32	6.18
Highest Price or Bid, NAV			$ 6.82	$ 7.01	$ 6.97	$ 6.79	$ 6.79	$ 6.49	$ 6.86	$ 6.77	$ 6.71
Highest Price or Bid, Premium (Discount) to NAV [Percent]			29.47%	37.66%	12.20%	15.61%	10.60%	8.78%	23.91%	18.17%	20.57%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			18.71%	26.05%	21.68%	16.69%	11.88%	8.26%	29.08%	17.88%	19.74%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Security Dividends [Text Block]		Holders of Shares will be entitled to the payment of dividends when declared by the Board of Directors. See “Distribution Policy.”
Security Voting Rights [Text Block]		Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Charter on file with the SEC.
Security Liquidation Rights [Text Block]		Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for the protection of the Directors, the Board may distribute the remaining net assets of the Fund among its Stockholders.
Security Liabilities [Text Block]		Shares are not liable to further calls or to assessment by the Fund.
Security Preemptive and Other Rights [Text Block]		No holder of capital stock of the Fund has any pre-emptive or preferential or other right of subscription to any shares of any class of stock of the Fund.
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			1,000,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			118,427,033

[1]	Assuming the Fund will have 157,902,711 Shares outstanding if fully subscribed and Offering expenses to be paid by the Fund are estimated to be approximately $366,000 or approximately $0.002 per Share. If the Offering is not fully subscribed, the Offering expenses percentage (and per Share amount) may increase.
[2]	The Fund invests in other closed-end investment companies and ETFs (collectively, the “Acquired Funds”). The Fund’s stockholders indirectly bear a pro rata portion of the fees and expenses of the Acquired Funds in which the Fund invests. Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
[3]	“Other Expenses” are based upon gross estimated amounts for the current fiscal year and include, among other expenses, administration and fund accounting fees. The Fund has no current intention to borrow money for investment purposes and has adopted a fundamental policy against selling securities short.
[4]	The example assumes that the estimated “Other Expenses” set forth in the Annual Expenses table remain the same each year and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. The example further assumes that the Fund uses no leverage, as currently intended and the Fund does not intend to utilize any leverage within one year from the effective date of this Registration Statement. Moreover, the Fund’s actual rate of return will vary and may be greater or less than the hypothetical 5% annual return.